Loss Per Share (Tables)	12 Months Ended
Aug. 31, 2024
Loss Per Share [Abstract]
Schedule of Loss Per Share
	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator used in basic and diluted loss per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations	(686,352)	(359,687)	(851,774)
Net loss attributable to Bright Scholar Education Holdings Limited from discontinued operations	(22,988)	(35,447)	(144,505)
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	(709,340)	(395,134)	(996,279)
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating loss per share - basic and diluted	118,697,495	118,669,795	118,669,795
Net loss per share attributable to ordinary shareholders - basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders	(5.79)	(3.03)	(7.18)
Net loss from discontinued operations attributable to ordinary shareholders	(0.19)	(0.30)	(1.22)
Net loss attributable to Bright Scholar Education Holdings Limited shareholders	(5.98)	(3.33)	(8.40)